Purchased Loans - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Purchased loans [line Items]
Financing receivable, recorded investment	$ 3,826	$ 8,459
Loans, net	$ 38,703
1-4 Family Mortgages [Member]
Purchased loans [line Items]
Financing receivable, recorded investment		$ 25